Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest and finance costs, related party	$ 361	$ 143